DISCLOSURE OF NOTES RECEIVABLE (Details) - CAD ($)				9 Months Ended	12 Months Ended
		Nov. 17, 2021	Sep. 09, 2021	Sep. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Principal				$ 1,217,668
Interest				71,022
Accretion				32,463
Impairment recovery				771,260
Repayments				(550,000)
Balance				1,542,413	$ 1,154,176
Notes receivables current				461,719	190,170
Notes receivables non-current				$ 1,080,694	964,006
Note 1 [member]
IfrsStatementLineItems [Line Items]
Maturity Date	[1]			Jan. 21, 2023
Rate	[1]			0.00%
Principal	[1]			$ 193,764
Interest	[1]
Accretion	[1]			11,841
Impairment recovery	[1]
Repayments	[1]
Balance	[1]			205,605	190,170
Notes receivables current				205,605
Notes receivables non-current
Note 2 [member]
IfrsStatementLineItems [Line Items]
Maturity Date	[1]			Sep. 22, 2024
Rate			5.00%	5.00% [1]
Principal	[1]			$ 1,023,904
Interest	[1]			36,168
Accretion	[1]			20,622
Impairment recovery	[1]
Repayments	[1]
Balance	[1]			1,080,694	964,006
Notes receivables current
Notes receivables non-current				$ 1,080,694
Note 3 [member]
IfrsStatementLineItems [Line Items]
Maturity Date		Apr. 26, 2022		Apr. 26, 2022
Rate		8.00%		8.00%
Principal
Interest				34,854
Accretion
Impairment recovery				771,260
Repayments				(550,000)
Balance				256,114
Notes receivables current				256,114
Notes receivables non-current

[1]	These notes are denominated in US dollars and are converted to Canadian dollars at the reporting date.